The Nature of Expenses and Others - Classification of Expenses by Nature (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Changes in inventories	₩ 477,457	₩ (1,179,232)	₩ (119,501)
Purchases of raw materials, merchandise and others	13,521,132	15,207,659	12,636,633
Depreciation and amortization	4,557,457	4,500,701	4,134,027
Outsourcing	1,096,681	776,755	988,899
Labor	3,669,275	3,795,943	2,866,055
Supplies and others	1,212,142	1,235,473	900,019
Utility	1,189,105	1,029,953	885,972
Fees and commissions	834,449	789,885	679,475
Shipping	276,253	345,204	184,105
Advertising	108,315	126,335	113,547
Warranty	251,395	216,873	309,113
Travel	66,428	59,519	61,520
Taxes and dues	144,038	141,131	141,669
Impairment loss on property, plant and equipment	1,260,436	19,085	38,494
Impairment loss on intangible assets	136,372	29,488	79,593
Others	925,259	671,894	666,983
Expenses by nature	₩ 29,726,194	₩ 27,766,666	₩ 24,566,603